Unaudited Condensed Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 100,072	$ 10,154
Trade receivables	50,580
Other receivables	1,339,809	1,341,605
Total current assets	1,490,461	1,351,759
NON-CURRENT ASSETS
Other assets – equipment deposits	29,260,847	29,260,847
Total assets	30,751,308	30,612,606
CURRENT LIABILITIES
Trade and other payables	1,389,077	838,113
Derivative financial instrument	781,665	992,336
Convertible promissory note	14,693,454	14,314,083
Warrant liability
Total current liabilities	16,864,196	16,144,532
NON-CURRENT LIABILITIES
Derivative financial instrument	113,308	178,836
Convertible promissory note	170,029	86,538
Warrant liability	150,131	252,969
Total non-current liabilities	433,468	518,343
TOTAL LIABILITIES	17,297,664	16,662,875
NET CURRENT LIABILITIES	(15,373,735)	(14,792,773)
NET ASSETS	13,453,644	13,949,731
CAPITAL AND RESERVES
Issued capital (no par value 3,446,434 ordinary shares issued and outstanding as of June 30, 2025 and 3,431,434 ordinary shares as of December 31, 2024)	68,862,716	68,844,716
Accumulated losses	(54,587,259)	(54,073,172)
Equity attributable to shareholders of Integrated Media Technology Limited	14,275,457	14,771,544
Non-controlling interest	(821,813)	(821,813)
TOTAL EQUITY	$ 13,453,644	$ 13,949,731